Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 54,619	$ 56,444	$ 45,517
Cost of sales	(20,359)	(21,386)	(17,803)
Gross profit	34,259	35,058	27,715
Distribution expenses	(5,770)	(5,876)	(4,543)
Sales and marketing expenses	(7,883)	(8,382)	(7,745)
Administrative expenses	(3,465)	(3,841)	(2,883)
Other operating income/(expenses)	(35)	192	338
Profit from operations	17,106	17,152	12,882
Net finance cost	(8,729)	(6,507)	(8,564)
Share of result of associates	153	430	16
Profit before tax	8,530	11,076	4,334
Income tax expense	(2,839)	(1,920)	(1,613)
Profit	5,691	9,155	2,721
Profit from continuing operations	5,691	9,155	2,721
Profit from discontinued operations		28	48
Profit of the year	5,691	9,183	2,769
Profit from continuing operations attributable to:
Equity holders of AB InBev	4,368	7,968	1,193
Non-controlling interest	1,323	1,187	1,528
Profit of the year attributable to:
Equity holders of AB InBev	4,368	7,996	1,241
Non-controlling interest	1,323	1,187	1,528
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	592	540	506
Cost of sales	(370)	(338)	(300)
Gross profit	222	202	206
Distribution expenses	(35)	(23)	(27)
Sales and marketing expenses	(187)	(181)	(204)
Administrative expenses	(205)	(255)	(198)
Other operating income/(expenses)	579	793	464
Profit from operations	374	536	241
Net finance cost	(209)	(819)	(1,599)
Profit before tax	165	(283)	(1,358)
Income tax expense		(16)
Profit	165	(299)	(1,358)
Income from subsidiaries	4,203	8,295	2,599
Profit from continuing operations	4,368	7,996	1,241
Profit of the year	4,368	7,996	1,241
Profit from continuing operations attributable to:
Equity holders of AB InBev	4,368	7,996	1,241
Profit of the year attributable to:
Equity holders of AB InBev	4,368	7,996	1,241
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Administrative expenses			(4)
Other operating income/(expenses)	1,125	1,066	559
Profit from operations	1,125	1,066	555
Net finance cost	(3,047)	(3,064)	(1,283)
Profit before tax	(1,922)	(1,998)	(728)
Income tax expense	293	614	280
Profit	(1,629)	(1,384)	(448)
Income from subsidiaries	1,887	3,721	1,958
Profit from continuing operations	259	2,337	1,510
Profit of the year	259	2,337	1,510
Profit from continuing operations attributable to:
Equity holders of AB InBev	259	2,337	1,510
Profit of the year attributable to:
Equity holders of AB InBev	259	2,337	1,510
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Net finance cost	37	26	36
Profit before tax	37	26	36
Income tax expense		(17)	2
Profit	37	9	38
Profit from continuing operations	37	9	38
Profit of the year	37	9	38
Profit from continuing operations attributable to:
Equity holders of AB InBev	37	9	38
Profit of the year attributable to:
Equity holders of AB InBev	37	9	38
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	15,584	14,015	14,135
Cost of sales	(7,318)	(5,838)	(5,923)
Gross profit	8,266	8,177	8,212
Distribution expenses	(1,147)	(996)	(967)
Sales and marketing expenses	(2,036)	(2,208)	(2,372)
Administrative expenses	(550)		(344)
Other operating income/(expenses)	(1,563)	(1,845)	(1,286)
Profit from operations	2,970	2,790	3,244
Net finance cost	2,443	3,218	(83)
Share of result of associates	3	2
Profit before tax	5,416	6,110	3,163
Income tax expense	(726)	1,506	(1,386)
Profit	4,690	7,516	1,776
Income from subsidiaries	98	126	1,030
Profit from continuing operations	4,788	7,641	2,806
Profit of the year	4,788	7,641	2,806
Profit from continuing operations attributable to:
Equity holders of AB InBev	4,787	7,641	2,806
Profit of the year attributable to:
Equity holders of AB InBev	4,787	7,641	2,806
Subsidiary Guarantors [member]
Condensed Financial Statements, Captions [Line Items]
Administrative expenses	(51)	(66)	(40)
Other operating income/(expenses)	3	8	3
Profit from operations	(48)	(58)	(38)
Net finance cost	113	942	(3,722)
Share of result of associates			2
Profit before tax	65	884	(3,760)
Income tax expense	(2)	(177)	28
Profit	63	708	(3,731)
Income from subsidiaries	849	4,041	292
Profit from continuing operations	912	4,749	(3,439)
Profit of the year	912	4,749	(3,439)
Profit from continuing operations attributable to:
Equity holders of AB InBev	912	4,749	(3,439)
Profit of the year attributable to:
Equity holders of AB InBev	912	4,749	(3,439)
Non-Guarantors [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	40,932	44,235	32,884
Cost of sales	(15,160)	(17,556)	(13,587)
Gross profit	25,772	26,679	19,297
Distribution expenses	(4,588)	(4,857)	(3,549)
Sales and marketing expenses	(5,660)	(5,993)	(5,169)
Administrative expenses	(2,659)	(3,182)	(2,297)
Other operating income/(expenses)	(179)	170	598
Profit from operations	12,685	12,817	8,880
Net finance cost	(8,066)	(6,810)	(1,913)
Share of result of associates	150	428
Profit before tax	4,769	6,435	6,981
Income tax expense	(2,404)	(3,830)	(537)
Profit	2,365	2,605	6,444
Income from subsidiaries	3,172	6,204	1,469
Profit from continuing operations	5,537	8,809	7,913
Profit from discontinued operations		28	48
Profit of the year	5,537	8,837	7,961
Profit from continuing operations attributable to:
Equity holders of AB InBev	4,215	7,623	6,385
Non-controlling interest	1,323	1,187	1,528
Profit of the year attributable to:
Equity holders of AB InBev	4,215	7,651	6,433
Non-controlling interest	1,323	1,187	1,528
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	(2,489)	(2,346)	(2,008)
Cost of sales	2,489	2,346	2,008
Share of result of associates			14
Income from subsidiaries	(10,209)	(22,387)	(7,348)
Profit from continuing operations	(10,209)	(22,387)	(7,348)
Profit of the year	(10,209)	(22,387)	(7,348)
Profit from continuing operations attributable to:
Equity holders of AB InBev	(10,209)	(22,387)	(7,348)
Profit of the year attributable to:
Equity holders of AB InBev	$ (10,209)	$ (22,387)	$ (7,348)